Discontinued Operations - Financial information of discontinued operations Additional (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations - Financial Information Of Discontinued Operations Additional Details
Income (expenses)	$ 3,569		$ (143)
Net income (loss) from discontinued operations	$ 3,569		$ (143)